Schedule of movements in ordinary shares (Details) - USD ($) $ in Thousands			1 Months Ended	6 Months Ended			12 Months Ended
		Oct. 19, 2020	Jun. 30, 2021	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2021
IfrsStatementLineItems [Line Items]
At June 30, 2021				$ 3,746	$ 15,475	$ 21,615	$ 21,615		$ 40,418		$ 17,890
Capital raises 1, Shares		3,382,350	708,669						82,644		4,091,019
Capital raises 1				596	(11)	5,065	$ 5,054		$ 122		$ 31,562
Employee share scheme issues 2, Shares							102,252		682,220		792,126
Employee share scheme issues 2				208	86	60	$ 147		$ 2,012		$ 1,077
Ending balance, value			$ 40,418	$ (4,042)	3,746	$ 15,475	$ 3,746		$ 21,615		40,418
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance, shares				25,651,140		21,318,118	21,318,118		18,506,064
At June 30, 2021				$ 308	307	$ 256	$ 256		$ 222		163
Conversion of Aevitas equity instruments 3, Shares	[1],[2]								2,005,190
Conversion of Aevitas equity instruments 3	[1],[2]								$ 24
Capital raises 1, Shares	[3]						4,230,770		82,644
Capital raises 1				64		51	$ 51	[3]	$ 1	[3]	49
Other share issuance 4	[4],[5]								42,000
Other share issuance 4	[4],[5]								$ 1
Employee share scheme issues 2, Shares	[6],[7]						102,252		682,220
Employee share scheme issues 2				15	$ 1		$ 1	[6],[7]	$ 8	[6],[7]	$ 9
Balance, shares			18,506,064		25,651,140		25,651,140		21,318,118		18,506,064
Ending balance, value			$ 222	387	$ 308	307	$ 308		$ 256		$ 222
Share premium [member]
IfrsStatementLineItems [Line Items]
At June 30, 2021				105,018	104,867	99,418	99,418		76,229		40,215
Conversion of Aevitas equity instruments 3	[1],[2]								20,442
Capital raises 1				599		5,449	5,449	[3]	243	[3]	34,317
Other share issuance 4	[4],[5]								217
Employee share scheme issues 2					151		151	[6],[7]	2,287	[6],[7]	961
Ending balance, value			76,229	105,617	105,018	104,867	105,018		99,418		76,229
Issued Capital And Share Premium [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2021				$ 105,326		$ 99,674	99,674		76,451
Conversion of Aevitas equity instruments 3	[1],[2]								20,466
Capital raises 1	[3]						5,500		244
Other share issuance 4	[4],[5]								218
Employee share scheme issues 2	[6],[7]						152		2,295
Ending balance, value			$ 76,451		$ 105,326		$ 105,326		$ 99,674		$ 76,451

[1]	On June 30, 2021, holders of convertible preference shares and convertible loan notes in Aevitas Group Limited (“Aevitas Group”), exercised their right to convert the debt instruments into Ordinary Shares in VivoPower International PLC. A total of 2,005,190 restricted Ordinary Shares were issued at a contracted price of $10.20 on July 21, 2021. Of the 2,005,190 Ordinary Shares issued, 1,959,339 were issued to entities owned by AWN, the Company’s largest individual shareholder.
[2]	On June 30, 2021, holders of convertible preference shares and convertible loan notes in Aevitas Group Limited (“Aevitas Group”), exercised their right to convert the debt instruments into Ordinary Shares in VivoPower International PLC. A total of 2,005,190 restricted Ordinary Shares were issued at a contracted price of $10.20 on July 21, 2021. Of the 2,005,190 Ordinary Shares issued, 1,959,339 were issued to entities owned by AWN, the Company’s largest individual shareholder.
[3]	On July 29, 2022, the Company entered into a Securities Purchase Agreement to issue and sell, in a registered direct offering directly to an investor, (i) an aggregate of 2,300,000 Ordinary Shares (the “Shares”), nominal value $0.012 per share, at an offering price of $1.30 per share and (ii) an aggregate of 1,930,770 pre-funded warrants exercisable for Ordinary Shares at an offering price of $1.2999 per pre-funded warrant, for gross proceeds of approximately $5.5 million before deducting the placement agent fee and related offering expenses. The pre-funded warrants were sold to the Investor whose purchase of Ordinary Shares in the Registered Offering would otherwise result in the Investor, together with its affiliates and certain related parties, beneficially owning more than 4.99% of the Company’s outstanding Ordinary Shares immediately following the consummation of the Registered Offering, in lieu of Ordinary Shares. Each pre-funded warrant represents the right to purchase one Ordinary Share at an exercise price of $0.0001 per share. The pre-funded warrants were exercised on November 22, 2022.
[4]	During the year ended June 30, 2022, 21,000 restricted shares were issued to Corporate Profile LLC and 21,000 restricted shares were issued to FON Consulting Ltd in exchange for investor relations services.
[5]	During the year ended June 30, 2022, 21,000 restricted shares were issued to Corporate Profile LLC and 21,000 restricted shares were issued to FON Consulting Ltd in exchange for investor relations services.
[6]	During the year ended June 30, 2023, 102,252 shares (year ended June 30, 2022: 682,220; year ended June 30, 2021: 792,126) were issued to employees and directors of the Company and consultants to the Company under the Omnibus Incentive Plan.
[7]	During the year ended June 30, 2023, 102,252 shares (year ended June 30, 2022: 682,220; year ended June 30, 2021: 792,126) were issued to employees and directors of the Company and consultants to the Company under the Omnibus Incentive Plan.